Leases - Lease Amounts Included in Consolidated Statement of Earnings (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease income - sales-type and direct financing leases
Sales-type lease selling price	$ 1,509
Less: Carrying value of underlying assets, excluding unguaranteed residual value	591
Gross profit	918
Interest income on lease receivables	303
Total sales-type and direct financing lease income	1,221
Lease income - operating leases	324
Variable lease income	56
Total lease income	$ 1,601